Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 35,688	$ 38,013	$ 348,834
Concentration risk, percentage	100.00%	100.00%
China [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 2,947	$ 31,787
Concentration risk, percentage	11.00%	84.00%
Singapore [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 32,741	$ 6,226
Concentration risk, percentage	89.00%	16.00%